Investment Securities	12 Months Ended
Dec. 31, 2023
Investment Securities [Abstract]
Investment Securities
6	Investment securities

Investment securities consist of short term investments, debt securities and convertible bonds.

	Note	December 31, 2022	December 31, 2023
		RMB	RMB
Short term investments	(a)	244,337,727	146,486,668
Debt securities	(b)	274,306,834	231,922,043
Convertible bonds	(c)	-	35,499,500
Total		518,644,561	413,908,211

(a)	Short term investments

The carrying amount and fair value of the investment securities by major security type and class of security as of December 31, 2022 and 2023 was as follows:

	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2023:
Wealth management products	151,456,194	(4,969,526)	146,486,668
Total	151,456,194	(4,969,526)	146,486,668

	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2022:
Wealth management products	243,542,140	795,587	244,337,727
Total	243,542,140	795,587	244,337,727

Wealth management products are investment products issued by commercial banks and other financial institutions in China. The wealth management products invest in a pool of liquid financial assets in the interbank market or exchange, including debt securities, asset backed securities, interbank lending, reverse repurchase agreements and bank deposits.

(b)	Debt securities

The debt securities are in the form of an investment in partnerships, made in December 2021 and 2022 and held- to-maturity corporate debt securities purchased in 2022. The partnership will return RMB10,000,000 to the Group quarterly, along with an 8% interest. The principal and interests are required to be fully repaid within 3 years. The investment has an amortized cost of RMB286,077,339 and RMB237,171,123 with an allowance for credit loss of RMB15,248,938 and RMB8,195,326 for the years ended December 31 2022 and 2023 respectively. The held-to-maturity debt securities have an amortized cost of RMB4,198,055 and RMB4,510,285 with an allowance for credit loss of RMB719,622 and RMB1,564,039 for the years ended December 31 2022 and 2023 respectively. The Group has the intent and ability to hold the investments to maturity or payoff.

(c)	Convertible bonds

As of November 20, 2023, the Group invested in the convertible bonds of US$5,000,000 of CNF FAMILY OFFICE LIMITED, an unrelated party company, which is accounted for at the fair value option The fair value of the convertible bonds as at December 31, 2023 has not changed significantly from its date of investment. The convertible bonds are equivalent to RMB35,499,500 as of December 31, 2023.